TAXATION - Composition of income tax expenses (Details) - HKD ($) $ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
TAXATION
Current income tax expenses	$ 143,732	$ 215,288	$ 259,279	$ 309,534
Deferred income tax benefit	(534)	(8,791)	(11,707)	(8,266)
Income tax expenses	$ 143,198	$ 206,497	$ 247,572	$ 301,268